Hospice Revenue Recognition (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016
Revenue Recognition [Line Items]
Medicare care costs reimbursement, benchmark percentage of the days in care	20.00%
Percentage of automatic budget reductions			2.00%
One Program Projected Measurement Period Liability [Member]
Revenue Recognition [Line Items]
Medicare cap reversal	$ 165,000
Two Program Projected Measurment Period Liability [Member]
Revenue Recognition [Line Items]
Net pretax expense/(income) from medicare cap liability	(165,000)	$ 1,300,000	$ 7,000,000
Additional amount owed for Medicar cap	$ 1,900,000
Scenario, Forecast [Member]
Revenue Recognition [Line Items]
Unbilled revenue				$ 1,900,000